Other expenses	12 Months Ended
Dec. 31, 2021
Other Expense [Abstract]
Disclosure of Other expenses [text block]
8 Other expenses
Auditor's remuneration
Full year
(in USD million, excluding VAT) 2021 2020 2019
Audit fee Ernst & Young (principal accountant from 2019) 14.4 10.7 4.7
Audit fee KPMG (principal accountant 2018)

- 2.8
Audit related fee Ernst & Young (principal accountant from 2019) 1.1 1.0 0.5
Audit related fee KPMG (principal accountant 2018)

- 1.2
Tax fee Ernst & Young

(principal accountant from 2019)
- - 0.2
Tax fee KPMG (principal accountant 2018)

- -
Other service fee Ernst & Young (principal accountant from 2019) - - 0.9
Other service fee KPMG (principal accountant 2018)

- -
Total remuneration 15.5 11.7 10.3
In addition to the figures in the table above, the audit fees and audit related fees related to Equinor operated licences amount to USD
0.5

million, USD
0.5

million and USD
0.5

million for 2021, 2020 and 2019, respectively.
Research and development expenditures
Equinor has Research and development (R&D) activities within exploration, subsurface, drilling and well, facilities, low carbon and
renewables. Our R&D contributes to maximizing and developing long-term value from Equinor’s assets.
R&D expenditures were USD 291

million, USD
254

million and USD
300

million in 2021, 2020 and 2019, respectively. R&D
expenditures are partly financed by partners of Equinor operated licences. Equinor's share of the expenditures has been recognised in
the Total operating expenses in the Consolidated statement of income.